                               NATIONS FUNDS TRUST

       Nations Convertible Securities Fund, Nations Asset Allocation Fund,
       Nations LargeCap Enhanced Core Fund, Nations LargeCap Index Fund,
            Nations MidCap Index Fund, Nations SmallCap Index Fund,
          Nations International Equity Fund, Nations MidCap Value Fund,
            Nations SmallCap Value Fund, Nations Small Company Fund,
               Nations Strategic Growth Fund, Nations Value Fund,
 Nations LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio,
                Nations LifeGoal Income and Growth Portfolio and
                       Nations LifeGoal Income Portfolio
                           (Collectively, the "Funds")

                  Prospectus Supplement dated February 4, 2005
              to Prospectuses dated August 1, 2004, as supplemented

         Effective immediately, the prospectuses for all share classes of the Funds are hereby supplemented as follows:

Nations Convertible Securities Fund, Nations Asset Allocation Fund (equity portion only), Nations International Equity Fund, Nations MidCap Value Fund, Nations SmallCap Value Fund, Nations Small Company Fund, Nations Strategic Growth Fund and Nations Value Fund: are hereby supplemented to expand the description of how the Funds (or the equity portion of Nations Asset Allocation
Fund) are managed. Specifically, where the prospectuses previously only identified the team responsible for each Fund's day-to-day investment decision-making, additional information is provided regarding the individual members that make up each Fund's portfolio management team. This supplement denotes this supplemental information by identifying the team that manages each Fund, the specific members that make up the team for each Fund and by providing biographical information regarding the specific members.

Nations Asset Allocation Fund (fixed income and money market portions only), Nations LargeCap Enhanced Core Fund, Nations LargeCap Index Fund, Nations MidCap Index Fund and Nations SmallCap Index Fund: are hereby supplemented to reflect a change in how these Funds (or the fixed income and money market portions of Nations Asset Allocation Fund) are managed. Specifically, the prospectuses are supplemented to reflect the transition of each Fund's day-to-day investment decision-making from a team based approach to an approach where specific individual portfolio managers are responsible for making the day-to-day investment decisions for the Fund. This supplement denotes the transition by identifying the team that previously managed each Fund, the specific managers that will replace the team for the Fund and by providing biographical information regarding the specific managers that have been placed in charge of the investment management of the Fund.

Nations LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio, Nations LifeGoal Income and Growth Portfolio and Nations LifeGoal Income
Portfolio: are hereby supplemented to expand the description of how the Funds and their underlying Nations Funds are managed. Specifically, where the prospectuses previously only identified the team responsible for each Fund's day-to-day investment decision-making, additional information is provided regarding the individual members that make up each Fund's portfolio management team. This supplement denotes this supplemental information by identifying the team that manages each Fund, the specific members that make up the team and by providing biographical information regarding the specific members. In addition, the expanded information discussed in this supplement relating to Nations Convertible Securities Fund, Nations International Equity Fund, Nations MidCap Value Fund, Nations SmallCap Value Fund, Nations Small Company Fund, Nations Strategic Growth Fund and Nations Value Fund should also supplement the information in the Funds' prospectuses relating to the management of the underlying Nations Funds. Lastly, information relating to Nations Bond Fund and Nations Short-Term Income Fund, underlying Nations Funds for certain Funds, is supplemented to reflect that BACAP's Fixed Income Management Team no longer makes the day-to-day investment decisions for those Funds. Instead, Leonard Aplet, Marie Schofield, Mark Newlin, Kevin Cronk and Laura Ostrander are the portfolio managers that make the day-to-day investment decisions for Nations Bond Fund and Leonard Aplet and Richard Cutts are the portfolio managers that make the day-to-day investment decisions for Nations Short-Term Income Fund. Biographies for these individuals also are provided below.

         The prospectuses are specifically supplemented with the following information. The last sentence of the third paragraph of the section entitled "How the Funds are Managed -- Investment Adviser" is deleted and replaced with the following: "The table tells you which portfolio managers or BACAP team, as applicable, are responsible for making the day-to-day investment decisions for each Fund and the individual members that make up the teams." In addition, the accompanying table shall be amended, as applicable, to reflect the individuals responsible for managing each Fund or the individuals that make up the management team for each Fund as shown below and the separate disclosure section describing the professional biographies of the individual managers shall follow the table.

         In addition, all references to the portfolio management of the Funds throughout the prospectuses should be read in accordance with this supplemental information, as applicable.

                              Domestic Stock Funds
                              --------------------

-------------------------------------------------------------------------------------------------------------
Nations Fund                          Management Team                     Team Members
-------------------------------------------------------------------------------------------------------------
Nations Convertible Securities Fund   BACAP's Income Strategies Team      Richard Dahlberg, Edward Paik,
                                                                          Yanfang (Emma) Yan
-------------------------------------------------------------------------------------------------------------
Nations MidCap Value Fund             BACAP's Value Strategies Team       David Hoffman, Diane Sobin
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Nations SmallCap Value Fund           BACAP's Value Strategies Team       Jarl Ginsberg, Christian
                                                                          Stadlinger
-------------------------------------------------------------------------------------------------------------
Nations Small Company Fund            BACAP's Small&MidCap Growth         Daniel Cole, Christian Pineno
                                      Strategies Team
-------------------------------------------------------------------------------------------------------------
Nations Strategic Growth Fund         BACAP's Core Strategies Team        Brian Condon, Colin Moore,
                                                                          Michael Pelosi, Sean Wilson
-------------------------------------------------------------------------------------------------------------
Nations Value Fund                    BACAP's Value Strategies Team       Lori Ensinger, Diane Sobin
-------------------------------------------------------------------------------------------------------------
Nations Asset Allocation Fund         BACAP's Quantitative Strategies     Vikram Kuriyan, Michael Welhoelter
(Equity portion only)                 Group
-------------------------------------------------------------------------------------------------------------
                                      Management Team Previously          Portfolio Managers Currently
                                      Responsible for Investment          Responsible for Investment
                                      Decisions                           Decisions
-------------------------------------------------------------------------------------------------------------
Nations Asset Allocation Fund         BACAP's Fixed Income Management     Leonard Aplet, Richard Cutts
(Fixed income and money market        Team
portions only)
-------------------------------------------------------------------------------------------------------------

                        International/Global Stock Funds
                        --------------------------------

-------------------------------------------------------------------------------------------------------------
Nations Fund                          Management Team                     Team Members
-------------------------------------------------------------------------------------------------------------
Nations International Equity Fund     Causeway's portfolio management     James Doyle, Jonathan Eng, Harry
                                      team                                Hartford, Sarah Ketterer
-------------------------------------------------------------------------------------------------------------

                                   Index Funds
                                   -----------

-------------------------------------------------------------------------------------------------------------
Nations Fund                          Management Team Previously          Portfolio Manager Currently
                                      Responsible for Investment          Responsible for Investment
                                      Decisions                           Decisions
-------------------------------------------------------------------------------------------------------------
Nations LargeCap Enhanced Core Fund   BACAP's Quantitative Strategies     Vikram Kuriyan
                                      Team
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Nations LargeCap Index Fund           BACAP's Quantitative Strategies     Vikram Kuriyan
                                      Team
-------------------------------------------------------------------------------------------------------------
Nations MidCap Index Fund             BACAP's Quantitative Strategies     Vikram Kuriyan
                                      Team
-------------------------------------------------------------------------------------------------------------
Nations SmallCap Index Fund           BACAP's Quantitative Strategies     Vikram Kuriyan
                                      Team
-------------------------------------------------------------------------------------------------------------

                               LifeGoal Portfolios
                               -------------------

-------------------------------------------------------------------------------------------------------------
LifeGoal Portfolio                    Management Team                     Team Members
-------------------------------------------------------------------------------------------------------------
Nations LifeGoal Growth Portfolio     BACAP's Investment Strategies Team  Vikram Kuriyan, Michael Welhoelter
-------------------------------------------------------------------------------------------------------------
Nations LifeGoal Balanced Growth      BACAP's Investment Strategies Team  Vikram Kuriyan, Michael Welhoelter
Portfolio
-------------------------------------------------------------------------------------------------------------
Nations LifeGoal Income and Growth    BACAP's Investment Strategies Team  Vikram Kuriyan, Michael Welhoelter
Portfolio
-------------------------------------------------------------------------------------------------------------
Nations LifeGoal Income Portfolio     BACAP's Investment Strategies Team  Vikram Kuriyan, Michael Welhoelter
-------------------------------------------------------------------------------------------------------------

                     Team Members' Biographical Information
                     --------------------------------------

Leonard A. Aplet, CFA
Leonard Aplet is head of Portland investment grade fixed income, portfolio manager, and a managing director for Columbia Management.(1) He concentrates his efforts on fixed income portfolio management and quantitative analysis, specializing in mortgage- and asset-backed securities analysis. Before assuming management of the team in 2000, Mr. Aplet was the co-head of the Portland fixed income group from 1997 to 2000. He currently co-manages Nations Short Term Income Fund, the fixed income portion of the Nation Asset Allocation Fund, and Nations Bond Fund, focusing on the mortgage- and asset-backed strategy. Mr. Aplet may also manage other investment products for both BACAP and Columbia Management. Mr. Aplet has been in the investment community since joining Columbia Management in 1987. Mr. Aplet earned his bachelor's degree from Oregon State University in 1976 and his MBA in Finance from the University of

--------
(1) Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. BACAP, an SEC-registered investment adviser, is part of Columbia Management and is a wholly-owned subsidiary of Bank of America Corporation.

California at Berkeley in 1987. He is a member of the Portland Society of Financial Analysts.

Daniel H. Cole, CFA
Daniel Cole, Director, is a senior equity portfolio manger for Columbia Management. Mr. Cole has served as a portfolio manager dedicated to small-cap and mid-cap growth strategies, including Nations Small Company Fund, since joining BACAP in 2001. Mr. Cole may also manage other investment products for both BACAP and Columbia Management. In addition to general portfolio management responsibilities, Mr. Cole is directly responsible for investment in industries including aerospace and defense, transportation, semiconductors, biotech, medical devices, insurance, financial services and oil services. Prior to joining BACAP, he worked for Neuberger Berman as a portfolio manager and analyst on the small-cap growth team from 1999 to 2001. Mr. Cole has been in the investment community since 1993. Mr. Cole earned his bachelor's degree from Guilford College and his MBA with a concentration in Finance from Virginia Polytechnic Institute. He is a member of the North Carolina Society of Financial Analysts and former secretary of the society's board of directors. Mr. Cole has been interviewed by Bloomberg Radio and CNNfn, and has been quoted in articles in The Wall Street Journal and the journal Business North Carolina.

Brian M. Condon, CFA
Brian Condon has served as a senior vice president, portfolio manager, and the head of systematic equity research for Columbia Management since 2004. His group is responsible for developing and implementing quantitative valuation models, risk analysis, portfolio optimization and performance attribution. Mr. Condon is also co-manager of Nations Strategic Growth Fund. Mr. Condon may also manage other investment products for both BACAP and Columbia Management. Since joining Columbia Management in 1999, Mr. Condon has been a senior quantitative analyst for the Colonial New Value Team from 1999 to 2001, and the Columbia Structured Equity Team from 2001 to 2004. Mr. Condon has been in the investment community since 1993. Mr. Condon earned his bachelor's degree from Bryant College and his MS in Finance from Bentley College. He is a member of the Boston Security Analysts Society.

Kevin L. Cronk, CFA
Kevin Cronk, senior vice president, co-manages the Boston high yield group for Columbia Management, where he serves as a senior high yield portfolio manager. Mr. Cronk has served as a senior high yield portfolio manager since February 2003, before which he was a high yield analyst at Columbia Management for nearly four years. He currently co-manages the High Income Portfolio and manages the high yield sector of Nations Bond Fund. Mr. Cronk may also manage other investment products for both BACAP and Columbia Management. Prior to joining Columbia Management, Mr. Cronk was an investment associate in the high yield fixed income group at Putnam Investments. He earned his BS degree with concentrations in finance and economics from Creighton University in Omaha, Nebraska. Mr. Cronk has been a member of the investment community for ten years.

Richard R. Cutts, CFA
Rick Cutts is a senior vice president for Columbia Management, where he has managed taxable fixed income portfolios for more than five years. Mr. Cutts currently co-manages Nations Short Term Income Fund, the fixed income portion of Nations Asset Allocation Fund and is the manager of the Mortgage- and Asset-Backed Portfolio. He may also manage other investment products for both BACAP and Columbia Management. Mr. Cutts has been in the investment community since 1992. Mr. Cutts earned his bachelor's degree in Business Administration from the University of Southern California and his MBA from the University of San Diego in 1990. He is a member of the Portland Society of Financial Analysts.

Richard E. Dahlberg, CFA
Dick Dahlberg is a senior portfolio manager and head of the Income Strategies Team for Columbia Management, responsible for the co-management of Nations Convertible Securities Fund. Mr. Dalhberg may also manage other investment products for both BACAP and Columbia Management. Prior to joining Columbia Management in 2003, Mr. Dahlberg served as lead portfolio manager at Grantham, Mayo & Van Otterloo from 2001 to 2002, and transitioned the U.S. active value group following the departure of the previous lead portfolio manager. Mr. Dahlberg was not active in the investment community in the period between Grantham, Mayo & Van Otterloo and joining the firm. He also served as head of value strategies and was involved in similar transitional situations at Pioneer Investment Management from 1998 to 2001. Mr. Dahlberg has been in the investment community since 1962. Mr. Dahlberg earned his bachelor's degree with honors from Northeastern University and his MBA from the Wharton School at the University of Pennsylvania. He is a past president of the Boston Security Analysts Society.

James Doyle
James Doyle is a Director of Causeway Capital Management and serves as a portfolio manager responsible for the co-management of the portion of Nations International Equity Fund, managed by Causeway Capital Management. He is responsible for investment research in global technology and autos/parts. Mr. Doyle has been with Causeway Management since 2001. Prior to joining the firm, Mr. Doyle worked for the Hotchkis and Wiley division of Merrill Lynch Investment Managers (MLIM) from 1997 to 2001. While employed at MLIM, he was a Vice President and head of investment research for the HW International and Global Value team. Mr. Doyle has been in the investment community since 1993. Mr. Doyle has a BA in Economics from Northwestern University and an MBA in Finance from the Wharton School, University of Pennsylvania.

Jonathan P. Eng
Jonathan Eng has been a portfolio manager for Causeway since 2002, and serves as a portfolio manager responsible for the co-management of the portion of Nations International Equity Fund, managed by Causeway Capital Management. From 2001 to 2002, Mr. Eng served as a senior research analyst at Causeway. He is responsible for investment research in global media and industrials at Causeway Capital Management.

Prior to joining the firm, from 1997 to 2001, Mr. Eng was an equity research associate for the Hotchkis and Wiley division of MLIM, spending the last nine months in the London office of MLIM. Mr. Eng has been in the investment community since 1992. Mr. Eng earned his bachelor's degree in History and Economics from Brandeis University and his MBA from the Anderson Graduate School of Management at UCLA.

Lori J. Ensinger, CFA
Lori Ensinger has served as the head of the Value Strategies Team at Columbia Management since 2004, co-managing Nations Value Fund. In this role, she is responsible for a team of portfolio managers and analysts that specializes in large-, mid- and small-capitalization value equities. Ms. Ensinger may also manage other investment products for both BACAP and Columbia Management. From 2003 to 2004, Ms. Ensinger served as Head of Equities for BACAP. From 2001, when she joined BACAP, to 2003 Ms. Ensinger was the Head of Value Strategies. Prior to joining BACAP, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments, from 1999 to 2001. Ms. Ensinger has been in the investment community since 1983. Ms. Ensinger earned her bachelor's degree in Biology from Williams College, Williamstown, Mass.

Jarl Ginsberg, CFA
Jarl Ginsberg is a portfolio co-manager and senior research analyst Columbia Management, responsible for Nations Small Cap Value Fund. Mr. Ginsberg may also manage other investment products for both BACAP and Columbia Management. He is responsible for research, stock selection and portfolio construction for the small-cap product. Prior to joining the Value Strategies Team in 2003, Mr. Ginsberg worked for Pilgrim, Baxter, & Associates from 2002 to 2003 as a research analyst, and BlackRock Inc. as co-manager for the mid-cap value product and analyst for the small-cap value product from 1998 to 2002. Mr. Ginsberg has been in the investment community since 1987. Mr. Ginsberg earned his bachelor's degree in Applied Mathematics/Economics from Brown University and his MPPM in Finance from the Yale School of Management. He is a member of the New York Society of Security Analysts and is a member of CFA Institute (formerly AIMR).

Harry W. Hartford
Harry Hartford is the President of Causeway Capital Management and serves as a portfolio manager responsible for the co-management of the portion of Nations International Equity Fund, managed by Causeway Capital Management. Mr. Hartford has served as portfolio manager and President since 2001. He is responsible for investment research in global basic materials and banks. From 1996 to 2001, Mr. Hartford was a Managing Director for the Hotchkis and Wiley division of MLIM, and co-head of the International and Global Value Team. Mr. Hartford has been in the investment community since 1984. Mr. Hartford earned his bachelor's degree in Economics, with honors, from the University of Dublin Trinity College, and his MS in Economics from Oklahoma State University, and is a Phi Kappa Phi member.

David L. Hoffman
David Hoffman, managing director and senior portfolio manager, for Columbia Management's Value Strategies Team has been responsible for co-management of Nations MidCap Value Fund since 2004. Mr. Hoffman may also manage other investment products for both BACAP and Columbia Management. From 2003 to 2004, Mr. Hoffman served as Director of Equity Research for BACAP. In that role Mr. Hoffman was responsible for managing the staff of equity research analysts that provided fundamental research and support for various institutional, mutual fund and high-net-worth portfolios. Prior to assuming this role in 2003, he served as deputy director of research, overseeing a team of equity research analysts who cover value-oriented industries in 2003. From 2001 to 2003, Mr. Hoffman was a senior research analyst for BACAP's Value Strategies platform, with responsibility for value investment strategies and products, including mutual funds and separately managed accounts. Prior to joining BACAP in 2001, Mr. Hoffman worked for Zurich Scudder Investments in several capacities, including Vice President of Equity Research from 1999 to 2001. In addition to serving as an equity research analyst covering companies within the household products and personal care industries, he covered real estate investment trusts, co-managed a dividend and growth fund, and co-managed the firm's value team of more than 20 portfolio managers and analysts. Mr. Hoffman has been in the investment community since 1997. Mr. Hoffman earned his bachelor's degree in American and Russian studies from Grinnell College in Iowa and his MS in International Affairs from Columbia University in New York.

Sarah H. Ketterer
Sarah Ketterer has been portfolio manager with Causeway Capital Management since 2001, and serves as the Chief Executive Officer for the firm. Ms. Ketterer also serves as a portfolio manager responsible for the co-management of the portion of Nations International Equity Fund, managed by Causeway Capital Management. She is responsible for investment research in global insurance and health care. From 1996 to 2001, Ms. Ketterer worked for the Hotchkis and Wiley division of MLIM. At MLIM, she was a Managing Director and co-head of the firm's HW International and Global Value Equity team. Ms. Ketterer and the HW international team were responsible for approximately $3.4 billion in international and global assets under management including the $1.1 billion Mercury HW International Value Fund. Ms. Ketterer has been in the investment community since 1986. Ms. Ketterer earned her bachelor's degree in Economics and Political Science from Stanford University and her MBA from the Amos Tuck School, Dartmouth College.

Vikram J. Kuriyan, PhD, CFA
Vikram Kuriyan has been a managing director and head of the Quantitative Strategies Group at Columbia Management since 2000. In this role, he is responsible for a wide variety of strategies, including index replication, enhanced indexing, enhanced LIBOR, active style core, custom portfolios, asset allocation and alpha transfer. Dr. Kuriyan also serves as lead portfolio manager for Nations LargeCap Enhanced Core Fund, Nations LargeCap Index Fund, Nations MidCap Index Fund, and Nations SmallCap Index Fund, as well as co-manager of Nations Asset Allocation Fund, Nations Asset Allocation

Portfolio, Nations LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio, Nations LifeGoal Income and Growth Portfolio, and Nations LifeGoal Income Portfolio. Dr. Kuriyan may also manage other investment products for both BACAP and Columbia Management. Dr. Kuriyan has been in the investment community since 1988. Dr. Kuriyan earned his bachelor's degree in Electrical Engineering from the Massachusetts Institute of Technology. He received his MS in Applied Mathematics from Harvard University. Dr. Kuriyan earned his PhD at Harvard University under a dissertation committee that included Nobel laureate Robert Merton.

Colin Moore, AIIMR
Colin Moore has been a portfolio manager and the head of active equity for Columbia Management since 2002. Mr. Moore also serves as co-manager for Nations Strategic Growth Fund. Mr. Moore may also manage other investment products for both BACAP and Columbia Management. Prior to joining Columbia Management, Mr. Moore was chief investment officer of global/international value equities, portfolio manager, and associate director of research at Putnam Investments from 2000 to 2001. While serving in this role, he personally managed $3 billion, in addition to 29 analysts and five portfolio managers. Prior to joining Putnam in 2000, Mr. Moore was director of research and chief investment officer for Rockefeller & Co. in New York and London from 1991 to 1999. Mr. Moore has been in the investment community since 1980. Mr. Moore attended the London Business School, where he completed their investment management program and is an associate by examination of the U.K. Institute of Investment Management & Research (AIIMR).

Mark E. Newlin, CFA
Mark Newlin, senior vice president, rejoined Columbia Management in 2003 and has since this time served continuously as a senior portfolio manager for the firm's core fixed income strategy. Prior to rejoining Columbia Management, Mr. Newlin was director of fixed income at Harris Investment Management for ten years. He currently manages the Corporate Bond Portfolio and the investment grade corporate sector of Nations Bond Fund. He may also manage other investment products for both BACAP and Columbia Management. Mr. Newlin is a director on the board of the Investment Analyst Society of Chicago. He earned his BA degree from Earlham College in 1980 and his MBA degree from Harvard University in 1984. Mr. Newlin has been a member of the investment community for twenty years.

Laura A. Ostrander
Laura Ostrander, senior vice president, is a senior portfolio manager for international and multi-sector product for Columbia Management, where she has served in this capacity for more than five years. In her role as senior portfolio manager, Ms. Ostrander is responsible for global strategy, which includes foreign exchange, non-U.S. dollar bonds and emerging market debt. Ms. Ostrander currently manages Nations Strategic Income Fund and manages the international sector of Nations Bond Fund. She may also manage other investment products for both BACAP and Columbia Management.

Prior to joining Columbia Management in 1996, Ms. Ostrander was a global fixed income portfolio manager with American Express Financial Advisors in Minneapolis. She also worked for OFFITBANK in New York as a portfolio manager and a global bond and foreign exchange analyst. Ms. Ostrander earned a BA degree in economics from St. John Fisher College in Rochester, NY. She has been a member of the investment community for nineteen years.

Edward Y. Paik, CFA
Ed Paik is a portfolio manager and member of the Income Strategies Team at Columbia Management, primarily responsible for management of the Columbia Utilities Fund and Nations Convertible Securities Fund, since 2003 and 2004, respectively. Mr. Paik may also manage other investment products for both BACAP and Columbia Management. From 2001 to 2004, Mr. Paik also served as a senior fundamental research analyst for Columbia's fundamental research department and an associate portfolio manager of Liberty Utilities Fund, from December 2001 to September 2004. Mr. Paik was a vice president and research analyst for the Liberty Funds (a predecessor organization of Columbia Management) value team from 2000 to 2001. Prior to joining Columbia Management in 2000, Mr. Paik was a utility and global power research analyst for Lehman Brothers from 1995 to 2000. Mr. Paik has been in the investment community since 1996. He earned his bachelor's degree in Mining Engineering, his MS degree in Engineering from Washington University in St. Louis and his MBA in finance from Columbia University. Mr. Paik is a member of the Boston Security Analysts Society and the Association for Investment Management and Research.

Michael R. Pelosi, CFA
Michael Pelosi is a senior portfolio manager on the Large-Cap Core Team for Columbia Management, responsible for the management of Nations Strategic Growth Fund. Mr. Pelosi may also manage other investment products for both BACAP and Columbia Management. Mr. Pelosi has served as a senior portfolio manager with the firm since 1994. Mr. Pelosi was also a member of the equity strategy group with the firm from 1995 to 2000. Mr. Pelosi has been in the investment community since 1986. He has been responsible for managing aggregate assets exceeding $1.3 billion for institutional portfolios, a collective fund and several taxable relationships. Mr. Pelosi earned his bachelor's degree and his MBA, both magna cum laude, from the University of Connecticut. He is a member of the Hartford Society of Security Analysts.

Christian F. Pineno, CFA
As managing director and senior portfolio manager of small cap strategies, Mr. Pineno has been responsible for managing the Small&MidCap Growth Strategies Team, which handles the day-to-day management of numerous small-capitalization growth portfolios for BACAP, including Nations Small Company Fund and Nations Small Company Portfolio since 1999. Mr. Pineno may also manage other investment products for both BACAP and Columbia Management. Mr. Pineno has been in the investment community since 1994. Mr. Pineno earned his bachelor's degree in Rhetoric and Communication Studies from the University of Virginia and his MBA from the College of William and Mary. He is a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts. Mr. Pineno has contributed articles to The Wall Street Journal and Investor's Business Daily, and has made occasional guest appearances on CNNfn.

Marie M. Schofield, CFA
Marie Schofield is managing director of the Boston core fixed income team for Columbia Management, where she has served in this capacity for more than five years. Ms. Schofield currently manages Nations Short-Intermediate Government Fund and manages the government and cash sectors of Nations Bond Fund. She may also manage other investment products for both BACAP and Columbia Management. During her extensive experience in investments, Ms. Schofield has worked as a portfolio manager at Trustco Bancorp, Chittenden Bank, BayBanks and, since 1990, at Columbia Management. She earned a BS degree from the College of Saint Rose. Ms. Schofield is a member of the Boston Security Analysts Society, the Fixed Income Management Society of Boston, the Boston Economic Club, and has been a member of the investment community for twenty-nine years.

Diane L. Sobin, CFA
Diane Sobin is a managing director and senior portfolio manager on the Value Strategies Team at Columbia Management. Ms. Sobin serves as co-portfolio manager of the large- and mid-cap value mutual funds and institutional portfolios, including Nations MidCap Value Fund, Nations Value Fund, and Nations Value Portfolio. Ms. Sobin may also manage other investment products for both BACAP and Columbia Management. Ms. Sobin has served in this role since joining the firm in 2001. Prior to joining BACAP, she was a senior vice president and portfolio manager for assets managed under the U.S. large-cap value style at Zurich Scudder Investments from 2000 to 2001. From 1997 to 1999, Ms. Sobin was managing director and senior portfolio manager at Chase Asset Management, where she managed a growth and income fund invested in large-cap and mid-cap value stocks. Ms. Sobin has been in the investment community since 1983. Ms. Sobin earned her bachelor's degree in Business Administration, with a concentration in Finance, from Pace University in New York and is a member of the CFA Institute.

Christian K. Stadlinger, Ph.D., CFA
Christian Stadlinger has served as a senior portfolio manager since 2002, with a primary focus on managing small-cap value assets through mutual funds, as well as institutional portfolios, including Nations SmallCap Value Fund. Dr. Stadlinger may also manage other investment products for both BACAP and Columbia Management. In this role, he is responsible for all research, stock selection and portfolio construction for the fund. Prior to joining the Value Strategies Team in 2002, Dr. Stadlinger worked as a team leader and senior portfolio manager for BlackRock Inc. as a portfolio manager for the firm's domestic emerging value investment team, where for he managed small-cap and mid-cap value assets for corporate, institutional and high-net-worth clients from 1996 to 2002. Dr. Stadlinger earned his Ph.D. in Economics from Northwestern University. Dr. Stadlinger has been in the investment community since 1991.

Sean P. Wilson, CFA
Sean Wilson has served as a senior portfolio manager on the Large-Cap Core Team for Columbia Management since joining the firm in 2003. Prior to joining the firm, Mr. Wilson was managing director, director of equity research and senior portfolio manager for international and U.S. equities at Rockefeller & Company from 1995 to 2003. In these roles, he managed a team of five equity research analysts and four quantitative analysts. Mr. Wilson has been in the investment community since 1990. Mr. Wilson earned his bachelor's degree in Finance from Northeastern University.

Yanfang (Emma) Yan
Emma Yan is a director and senior portfolio manager on the Income Strategies Team at Columbia Management, where she is responsible for managing convertible securities portfolios, including Nations Convertible Securities Fund since 2001. Ms. Yan may also manage other investment products for both BACAP and Columbia Management. Prior to joining BACAP in 2001, Ms. Yan was a vice president in the risk management and financial engineering groups at Putnam Investments, where she worked closely with the convertible securities team from 1999 to 2001. Ms. Yan has been in the investment community since 1992. Ms. Yan earned dual bachelor's degrees in Literature and Journalism from Shanghai International Studies University and her MS in International Relations from the University of Notre Dame. Ms. Yan has completed coursework for a doctorate in finance at Boston College. Ms. Yan is a member of the CFA Institute and has served as the editor-in-chief and chairperson of the board of directors for the U.S.-based Chinese Finance Association.

Michael A. Welhoelter, CFA
Michael Welhoelter is a director and senior portfolio manager in the Quantitative Strategies Group at Columbia Management, responsible for the co-management of Nations Asset Allocation Fund, Nations Asset Allocation Portfolio, Nations LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio, Nations LifeGoal Income and Growth Portfolio and Nations LifeGoal Income Portfolio since 2004. Mr. Welhoelter may also manage other investment products for both BACAP and Columbia Management. From 2001 to 2004, Mr. Welhoelter served as a senior vice president and senior portfolio manager within the structured equity team at Columbia Management. Mr. Welhoelter joined Columbia Management in 2001 from Credit Suisse Asset Management, where he was a portfolio manager in the structured products group, overseeing long/short market neutral and the large cap core products from 1997 to 2001. Mr. Welhoelter has been in the investment community since 1988. Mr. Welhoelter earned his bachelor's degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts.

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